Short-Term Investment	12 Months Ended
Aug. 31, 2025
Short-Term Investment [Abstract]
SHORT-TERM INVESTMENT

21. SHORT-TERM INVESTMENT

	As of August 31,
	2025	2024
Equity investment with readily determinable fair value	$316,689	$—

During the year end August 31, 2025, the Group purchased equity investment. As of August 31, 2025, equity investment with readily determinable fair value of $316,689 mainly included the investments in shares of Bosera USD Money Market Fund A Acc USD (HK0000862265.USD) listed in Stock Exchange of Hong Kong Limited. The Group recorded unrealized fair value gain of $7,091 related to the equity investments with readily determinable fair value for the year ended August 31, 2025. The fair value of the equity investment was measured using based on quoted price in active market and hence was classified as Level 1 of the fair value hierarchy. There was no transfer into or out of Level 1 during the year.